Schedule of Roll Forward of Deferred Financing Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Deferred financing costs, beginning balance	$ 1,061	$ 942	$ 942	$ 786
Additions	138	71	119	156
Deferred financing costs, ending balance	1,199	1,013	1,061	942
Less accumulated amortization	(816)	(606)	(694)	(526)	$ (370)
Deferred financing costs, net	383	407	367	416
Less accumulated amortization	(816)	(606)	(694)	(526)
Deferred financing costs, net	$ 383	$ 407	$ 367	$ 416